Finance leases (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Vessels, equipment and deferred drydock expenditure	$ 360,675,433	$ 75,712,769
Accumulated depreciation	(46,540,825)	(19,721,568)
Vessel held for sale	8,083,405	0
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 322,218,013	$ 55,991,201